Leases	12 Months Ended
Dec. 31, 2020
Leases
Leases

13. Leases

The Group has operating leases for office buildings, with lease terms from within one year to around three years. There is no finance lease for the Group. A summary related to operating leases as of December 31, 2020 is as follows:

Amount
RMB
Operating lease right-of-use assets, net	17,064
Operating lease liabilities - current	8,995
Operating lease liabilities - non-current	6,666
Total operating lease liabilities	15,661
Weighted average remaining lease term	1.42
Weighted average discount rate	4.75%

Amount
RMB
Operating lease expenses	11,260
Short-term lease expenses	3,818
Total lease expenses *	15,078
Cash paid for amounts included in the measurement of lease liabilities	9,581
Supplemental noncash information on lease liabilities arising from obtaining right-of- use assets	18,942
*	The lease expenses were RMB24,518, RMB22,718 and RMB15,078 for the years ended December 31, 2018, 2019 and 2020, respectively.

A summary of maturity of operating lease liabilities under the Group’s non-cancelable operating leases as of December 31, 2020 is as follows:

Amount
RMB
2021	9,504
2022	6,696
2023	106
Total future minimum payments	16,306
Less: interest	645
Present value of operating lease liabilities	15,661